Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2018
Credit Risk Exposure [Abstract]
Maximum Exposure to Credit Risk [text block table]

Maximum Exposure to Credit Risk

	Dec 31, 2018
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	188,736	188,736	−	0	−	0
Interbank balances (w/o central banks)	8,885	8,885	−	4	0	4
Central bank funds sold and securities purchased under resale agreements	8,222	8,222	−	7,734	−	7,734
Securities borrowed	3,396	3,396	−	0	−	0
Loans	404,537	404,537	−	224,353	16,582	240,934
Other assets subject to credit risk[4,5]	71,899	65,010	29,073	3,199	79	32,352
Securities held to maturity	N/M	N/M	N/M	N/M	N/M	N/M
Total financial assets at amortized cost[3]	685,676	678,787	29,073	235,290	16,661	281,024
Financial assets at fair value through profit or loss[6]
Trading assets	96,966	−	−	677	155	831
Positive market values from derivative financial instruments	320,058	−	250,231	48,548	82	298,861
Non-trading financial assets mandatory at fair value through profit or loss	97,771	−	245	67,385	0	67,630
Of which:
Securities purchased under resale agreement	44,543	−	245	43,258	0	43,503
Securities borrowed	24,210	−	−	24,003	0	24,003
Loans	12,741	−	−	125	0	125
Financial assets designated at fair value through profit or loss	104	−	−	0	0	0
Financial assets available for sale	N/M	N/M	N/M	N/M	N/M	N/M
Total financial assets at fair value through profit or loss	514,899	−	250,476	116,610	237	367,323
Financial assets at fair value through OCI	51,182	51,182	0	1,488	520	2,008
Of which:
Securities purchased under resale agreement	1,097	1,097	−	621	0	621
Securities borrowed	0	0	−	0	0	0
Loans	5,092	5,092	−	450	104	554
Total financial assets at fair value through OCI	51,182	51,182	−	1,488	520	2,008
Financial guarantees and other credit related contingent liabilities[7]	51,605	51,605	−	3,375	5,291	8,666
Revocable and irrevocable lending commitments and other credit related commitments[7]	212,049	211,055	−	16,418	4,734	21,152
Total off-balance sheet	263,654	262,659	−	19,793	10,025	29,818

Maximum exposure to credit risk	1,515,410	992,628	279,550	373,181	27,443	680,173

[1]Does not include credit derivative notional sold (€ 415,967 million) and credit derivative notional bought protection.

[2] Bought Credit protection is reflected with the notional of the underlying.

[3] All amounts at gross value before deductions of allowance for credit losses.

[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5] Includes Asset Held for Sale regardless of accounting classification.

[6] Excludes equities, other equity interests and commodities.

[7] Figures are reflected at notional amounts.

	Dec 31, 2017
		Credit Enhancements
in € m.¹	Maximum exposure to credit risk[2]	Netting	Collateral	Guarantees and Credit derivatives[3]	Total credit enhancements
Cash and central bank balances	225,655	−	0	−	0
Interbank balances (w/o central banks)	9,265	−	0	7	7
Central bank funds sold and securities purchased under resale agreements	9,971	−	9,914	−	9,914
Securities borrowed	16,732	−	15,755	−	15,755
Financial assets at fair value through profit or loss[4]	550,313	286,149	136,650	265	423,065
Trading assets	98,730	−	2,635	146	2,781
Positive market values from derivative financial instruments	361,032	285,421	52,797	119	338,338
Financial assets designated at fair value through profit or loss	90,551	728	81,218	0	81,946
Of which:
Securities purchased under resale agreement	57,843	728	56,566	0	57,294
Securities borrowed	20,254	−	20,034	0	20,034
Financial assets available for sale[4]	47,766	−	559	0	559
Loans[5]	405,621	−	211,578	20,063	231,641
Securities held to maturity	3,170	−	−	−	−
Other assets subject to credit risk	66,900	29,854	1,514	56	31,424
Financial guarantees and other credit related contingent liabilities[6]	48,212	−	4,024	6,579	10,604
Irrevocable lending commitments and other credit related commitments[6]	158,253	−	7,544	1,759	9,303
Maximum exposure to credit risk	1,541,858	316,003	387,538	28,730	732,271

[1]All amounts at carrying value unless otherwise indicated.

[2]Does not include credit derivative notional sold (€ 828,804 million) and credit derivative notional bought protection.

[3]Bought credit protection is reflected with the notional of the underlying.

[4]Excludes equities, other equity interests and commodities.

[5]Gross loans less deferred expense/unearned income before deductions of allowance for loan losses.

[6]Figures are reflected at notional amounts. Revocable commitments not included in the year were € 45.1 billion.

Main Credit Exposure Categories by Industry Sectors [text block table]

Main Credit Exposure Categories by Industry Sectors

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	640	15	0	0	541	40	5
Mining and quarrying	2,995	563	0	141	6,094	1,505	210
Manufacturing	28,342	786	7	1,831	45,296	11,985	1,378
Electricity, gas, steam and air conditioning supply	3,210	284	57	3	4,908	1,563	452
Water supply, sewerage, waste management and remediation activities	867	28	0	0	399	155	181
Construction	3,902	495	0	25	3,638	2,089	338
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,293	488	215	875	14,380	5,058	317
Transport and storage	5,774	647	48	79	5,059	920	1,017
Accommodation and food service activities	2,026	40	0	28	1,761	195	158
Information and communication	4,372	505	29	374	17,277	2,061	793
Financial and insurance activities	77,628	3,530	11,845	882	62,739	22,191	17,415
Real estate activities	33,432	1,538	88	95	5,375	221	1,084
Professional, scientific and technical activities	6,590	239	0	190	4,172	1,708	47
Administrative and support service activities	7,381	338	169	34	4,835	451	628
Public administration and defense, compulsory social security	8,917	1,160	203	472	978	48	2,088
Education	698	1	0	0	76	18	362
Human health services and social work activities	3,483	104	0	31	1,862	124	239
Arts, entertainment and recreation	859	71	0	21	873	38	13
Other service activities	4,720	520	77	10	2,406	708	157
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,407	85	2	0	29,372	522	347
Activities of extraterritorial organizations and bodies	1	25	0	0	7	6	188
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Agriculture, forestry and fishing	0	9	0	0	0	0	1,251
Mining and quarrying	119	481	5	0	0	0	12,113
Manufacturing	472	1,245	47	0	0	0	91,389
Electricity, gas, steam and air conditioning supply	374	631	45	0	0	0	11,527
Water supply, sewerage, waste management and remediation activities	5	36	0	0	0	0	1,670
Construction	35	585	59	0	0	0	11,165
Wholesale and retail trade, repair of motor vehicles and motorcycles	87	224	1	0	0	0	41,938
Transport and storage	100	608	55	0	0	0	14,308
Accommodation and food service activities	21	25	0	0	0	0	4,254
Information and communication	168	724	505	0	0	0	26,810
Financial and insurance activities	2,771	18,102	16,219	10,668	66,949	1,097	312,035
Real estate activities	84	1,928	23	6	28	0	43,903
Professional, scientific and technical activities	23	306	0	0	0	0	13,275
Administrative and support service activities	38	160	0	434	131	0	14,599
Public administration and defense, compulsory social security	797	63,468	27,892	510	1,631	0	108,165
Education	0	121	0	0	0	0	1,275
Human health services and social work activities	0	474	63	0	0	0	6,381
Arts, entertainment and recreation	0	398	0	0	0	0	2,273
Other service activities	43	2,691	26	0	13	0	11,371
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	218,735
Activities of extraterritorial organizations and bodies	62	448	54	0	0	0	790
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 as of December 31, 2018.

	Dec 31, 2017
	Loans		Off-balance sheet		OTC derivatives³	Debt securities		Repo and repo-style transactions⁵	Total
in € m.	Loans¹	Traded Loans	Irrevocable lending commit- ments²	Contingent liabilities	OTC derivatives³	Debt securities⁴	Traded Bonds	Repo and repo-style transactions⁵	Total
Financial intermediation	52,087	1,635	31,839	9,407	17,991	15,590	16,982	100,006	245,536
Fund management activities	18,668	306	6,213	173	1,232	53	737	44	27,426
Manufacturing	27,569	628	38,450	14,893	1,347	294	1,991	0	85,172
Wholesale and retail trade	19,246	388	10,684	5,623	413	50	501	0	36,905
Households	186,687	74	9,975	671	398	0	0	0	197,805
Commercial real estate activities	29,180	2,080	4,343	508	1,185	1	1,468	41	38,806
Public sector	13,510	611	844	138	3,510	30,301	54,989	4,694	108,597
Other[6]	58,674	5,154	55,904	16,799	5,353	1,963	10,596	16	154,459
Total	405,621	10,876	158,253	48,212	31,430	48,251	87,264	104,800	894,707

[1]Includes impaired loans amounting to € 6.2 billion as of December 31, 2017.

[2]Includes irrevocable lending commitments related to consumer credit exposure of € 10.1 billion as of December 31, 2017.

[3]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[4]Includes debt securities on financial assets available for sale and securities held to maturity.

[5]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[6] Major industries within Other were: Real estate other than commercial (€ 63.4 billion), Transport; storage and communication (€ 28.2 billion), Other community and personal social services (€ 14.1 billion), Electricity; gas and water supply (€ 12.8 billion), Construction (€ 11.7 billion) and Mining and quarrying (€ 10.0 billion).

Main credit exposure categories by geographical region [text block table]

Main credit exposure categories by geographical region

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	293,979	3,829	9,905	1,785	111,675	31,174	16,390
Of which:
Germany	207,429	497	304	390	61,587	12,193	1,403
United Kingdom	5,553	671	1,331	278	7,304	3,127	5,766
France	2,415	123	212	81	5,025	2,460	826
Luxembourg	7,543	533	6,920	41	6,682	875	933
Italy	21,363	373	99	0	3,417	3,416	1,174
Netherlands	7,968	125	41	384	9,384	1,470	1,984
Spain	16,729	320	57	67	2,507	3,167	931
Ireland	5,792	230	324	166	3,430	153	772
Switzerland	5,960	31	127	208	3,996	2,419	251
Poland	3,135	0	5	0	301	132	53
Belgium	988	2	53	84	1,986	395	264
Other Europe	9,104	924	431	85	6,057	1,366	2,033
North America	65,716	4,383	2,365	2,311	91,672	9,274	8,011
Of which:
U.S.	53,195	4,036	2,358	2,209	85,445	8,797	6,196
Cayman Islands	2,562	55	7	0	2,151	17	756
Canada	2,181	48	0	102	2,649	76	828
Other North America	7,778	244	0	0	1,427	384	232
Asia/Pacific	38,176	1,794	471	863	7,052	9,591	2,391
Of which:
Japan	1,682	37	0	123	334	236	362
Australia	1,224	177	417	11	2,016	135	358
India	7,355	188	18	3	782	2,061	115
China	4,530	60	0	18	346	1,101	399
Singapore	6,136	238	0	109	1,063	992	192
Hong Kong	4,026	203	0	17	1,023	586	138
Other Asia/Pacific	13,223	893	37	582	1,489	4,480	827
Other geographical areas	6,667	1,456	0	132	1,651	1,566	625
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Europe	4,467	36,459	24,922	4,394	14,342	316	553,638
Of which:
Germany	1,443	6,685	9,597	925	899	2	303,352
United Kingdom	182	14,552	2,499	966	4,379	0	46,608
France	714	3,061	1,559	0	3,681	0	20,157
Luxembourg	167	1,332	3,474	89	1,206	0	29,796
Italy	249	2,707	1,146	578	1,040	0	35,563
Netherlands	592	1,785	1,219	0	179	0	25,130
Spain	168	2,146	504	379	529	0	27,504
Ireland	91	920	215	0	1,277	0	13,370
Switzerland	40	560	119	112	316	0	14,139
Poland	0	130	2,387	0	0	0	6,144
Belgium	139	542	481	0	0	0	4,935
Other Europe	682	2,038	1,724	1,344	836	315	26,938
North America	237	34,356	14,491	1,942	45,548	0	280,306
Of which:
U.S.	220	33,112	13,915	1,275	30,428	0	241,186
Cayman Islands	0	631	9	655	14,094	0	20,937
Canada	0	419	556	0	847	0	7,707
Other North America	17	194	10	12	178	0	10,476
Asia/Pacific	495	19,343	5,037	4,567	8,625	226	98,632
Of which:
Japan	63	3,142	8	2,752	5,808	0	14,545
Australia	0	3,977	510	19	523	0	9,366
India	267	2,172	1,849	0	79	61	14,948
China	0	2,124	0	0	614	0	9,192
Singapore	114	1,403	671	0	325	0	11,242
Hong Kong	0	520	222	0	11	0	6,746
Other Asia/Pacific	51	6,006	1,777	1,797	1,266	165	32,594
Other geographical areas	0	2,506	543	714	237	555	16,651
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018.

[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 as of December 31, 2018.

	Dec 31, 2017
	Loans		Off-balance sheet		OTC derivatives[3]	Debt securities		Repo and repo-style transactions[5]	Total
in € m.	Loans[1]	Traded Loans	Irrevocable lending commit- ments[2]	Contingent liabilities	OTC derivatives[3]	Debt securities[4]	Traded Bonds	Repo and repo-style transactions[5]	Total
Europe	299,937	3,149	65,739	27,574	18,353	35,304	33,120	26,648	509,825
Of which:
Germany	199,867	146	27,483	10,739	1,661	12,414	4,912	3,421	260,644
United Kingdom	6,895	190	5,748	1,514	5,849	864	9,668	10,123	40,851
France	2,651	242	8,265	1,266	1,231	3,597	3,096	3,442	23,788
Luxembourg	15,983	247	2,858	484	1,102	6,142	1,017	711	28,544
Italy	21,836	497	1,642	3,657	1,750	642	4,167	820	35,012
Netherlands	8,304	493	6,498	1,627	2,292	2,793	2,022	82	24,112
Spain	13,250	227	1,866	3,046	704	946	2,188	987	23,213
Ireland	4,415	272	1,843	481	972	655	1,022	2,673	12,333
Switzerland	6,922	65	2,324	2,488	313	163	644	416	13,336
Poland	7,871	36	807	234	26	1,820	296	0	11,089
Belgium	1,177	12	1,280	405	352	1,574	601	0	5,401
Other Europe	10,765	723	5,124	1,633	2,099	3,696	3,486	3,975	31,500
North America	64,086	5,129	85,358	10,031	10,015	10,986	31,636	56,776	274,017
Of which:
U.S.	53,795	4,750	80,776	9,489	8,036	10,623	29,972	44,659	242,101
Cayman Islands	2,312	103	1,951	52	700	17	1,041	9,162	15,336
Canada	838	87	1,564	110	1,092	346	272	1,688	5,996
Other North America	7,141	190	1,068	380	187	0	351	1,267	10,584
Asia/Pacific	34,469	1,735	4,447	8,967	2,254	1,025	20,319	19,909	93,126
Of which:
Japan	1,093	66	276	349	366	15	4,760	10,354	17,278
Australia	1,477	310	1,076	128	277	588	3,716	1,453	9,026
India	7,034	86	717	1,645	219	0	3,973	1,517	15,191
China	4,393	2	378	1,195	263	0	836	3,130	10,198
Singapore	4,946	75	419	794	177	0	927	220	7,559
Hong Kong	4,224	551	385	598	144	2	399	45	6,348
Other Asia/Pacific	11,300	644	1,197	4,259	808	419	5,707	3,190	27,526
Other geographical areas	7,130	862	2,708	1,639	808	936	2,190	1,466	17,739
Total	405,621	10,876	158,253	48,212	31,430	48,251	87,264	104,800	894,707

[1] Includes impaired loans amounting to € 6.2 billion as of December 31, 2017.

[2]Includes irrevocable lending commitments related to consumer credit exposure of € 10.1 billion as of December 31, 2017.

[3] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[4]Includes debt securities on financial assets available for sale and securities held to maturity.

[5] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

Sovereign Credit Risk Exposure to Certain Eurozone Countries [text block table]

Sovereign credit risk exposure to certain Eurozone countries

	Dec 31, 2018				Dec 31, 2017
in € m.	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²
Greece	53	(18)	35	0	55	(17)	38	0
Ireland	334	5	339	(0)	709	9	717	0
Italy	3,627	(1,089)	2,538	58	2,834	(1,818)	1,016	49
Portugal	(204)	82	(122)	5	(227)	3	(223)	0
Spain	1,773	(8)	1,766	27	1,669	(115)	1,554	35
Total	5,583	(1,028)	4,555	90	5,040	(1,938)	3,102	84

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss, available for sale (December 2017) and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.